EQUIPMENT DISCLOSURE: Disclosure of detailed information about property, plant and equipment (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Disclosure of detailed information about property, plant and equipment

Cost	Equipment
Balance at January 31, 2021	$53,715
Effect of foreign currency translation	(4,694)
Balance at January 31, 2022	49,021
Additions	55,572
Effect of foreign currency translation	4,755
Balance at January 31, 2023	$109,348

Accumulated depreciation
Balance at January 31, 2021	$19,833
Additions	8,626
Effect of foreign currency translation	(2,075)
Balance at January 31, 2022	26,384
Additions	18,918
Effect of foreign currency translation	3,093
Balance at January 31, 2023	$48,395

Net carrying amounts
Balance, January 31, 2022	$22,637
Balance, January 31, 2023	$60,953